Condensed Consolidated Statement of Cash Flows (Parenthetical) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Capitalized interest	$ 0	$ 2,981	$ 2,981	$ 13,358	$ 0